Deposits - Major Classifications of Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking And Thrift [Abstract]
Interest-bearing demand deposits	$ 697,701	$ 724,881
Non-interest-bearing demand deposits	397,311	461,467
Savings deposits	241,754	221,620
Time deposits $250,000 or less	338,615	282,584
Time deposits over $250,000	28,789	12,217
Brokered time deposits	37,193	43,333
Total deposits	$ 1,741,363	$ 1,746,102